Document and Entity Information	Dec. 11, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 11, 2022
Entity Registrant Name	VELODYNE LIDAR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38703
Entity Tax Identification Number	83-1138508
Entity Address, Address Line One	5521 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138
City Area Code	669
Local Phone Number	275-2251
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001745317
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	VLDR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for three-quarters of one share of common stock
Trading Symbol	VLDRW
Security Exchange Name	NASDAQ
Rights [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true